Schedule I - Condensed Financial Information	12 Months Ended
Sep. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information
SCHEDULE I
ATKORE INTERNATIONAL GROUP INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS

(in thousands, except share and per share data)	September 30, 2016	September 25, 2015
Assets
Investment in subsidiary	$257,246	$156,277
Total Assets	257,246	156,277
Liabilities and Equity
Total Liabilities	$—	$—
Equity:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 62,458,367 and 62,453,437 shares issued and outstanding, respectively	$626	$626
Treasury stock, held at cost, 260,900 and 260,900 shares, respectively	(2,580)	(2,580)
Additional paid-in capital	398,292	352,505
Accumulated deficit	(113,142)	(173,241)
Accumulated other comprehensive loss	(25,950)	(21,033)
Total Equity	257,246	156,277
Total Liabilities and Equity	$257,246	$156,277

See Notes to Financial Statements

SCHEDULE I
ATKORE INTERNATIONAL GROUP INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF OPERATIONS

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Equity in net income (loss) of subsidiary	$58,796	$(4,955)	$(73,948)
Net income (loss)	58,796	(4,955)	(73,948)
Other comprehensive loss of subsidiary, net of tax	(4,917)	(14,403)	(4,232)
Comprehensive income (loss)	$53,879	$(19,358)	$(78,180)
See Notes to Financial Statements
SCHEDULE I
ATKORE INTERNATIONAL GROUP INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF CASH FLOWS

	For the Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Cash Flows from Operating Activities:
Net cash provided by operating activities	$—	$—	$—

Cash Flows from Investing Activities:
Distribution received from subsidiary	—	882	252,765
Distribution paid to subsidiary	(52)	(49)	(674)
Net cash provided by (used in) investing activities	(52)	833	252,091

Cash Flows from Financing Activities:
Issuance of common shares	52	49	674
Repurchase of common shares	—	(882)	(252,765)
Net cash (used in) provided by financing activities	52	(833)	(252,091)

Net change in cash and cash equivalents	—	—	—

Cash and cash equivalents:
Beginning	—	—	—
Ending	$—	$—	$—
See Notes to Financial Statements
SCHEDULE I
ATKORE INTERNATIONAL GROUP INC. (PARENT)
CONDENSED FINANCIAL INFORMATION
NOTES TO CONDENSED FINANCIAL STATEMENTS
(dollars in thousands)
1. Description of Atkore International Group Inc.
Atkore International Group Inc. (the "Company," "Parent" or "Atkore") was incorporated in the State of Delaware on November 4, 2010. The Company is the stockholder of Atkore International Holdings Inc. ("AIH"), which is the sole stockholder of Atkore International, Inc. ("AII"). Prior to the transactions described below, all of the capital stock of AII was owned by Tyco International Ltd. ("Tyco"). The business of AII was operated as the Tyco Electrical and Metal Products ("TEMP") business of Tyco. Atkore was initially formed by Tyco as a holding company to hold ownership of TEMP.
On November 9, 2010, Tyco announced that it had entered into an agreement to sell a majority interest in TEMP to CD&R Allied Holdings, L.P. (the "CD&R Investor), an affiliate of the private equity firm Clayton Dubilier & Rice, LLC ("CD&R"). On December 22, 2010, the transaction was completed and CD&R acquired shares of a newly created class of cumulative convertible preferred stock (the "Preferred Stock") of the Company. The Preferred Stock initially represented 51% of the Company’s outstanding capital stock (on an as-converted basis). On December 22, 2010, the Company also issued common stock (the "Common Stock") to Tyco’s wholly owned subsidiary, Tyco International Holding S.à.r.l. ("Tyco Seller"), that initially represented the remaining 49% of the Company’s outstanding capital stock. Subsequent to December 22, 2010, the Company has operated as an independent, stand-alone entity.
On March 6, 2014, the Company entered into a non-binding letter of intent (the "Letter of Intent") with Tyco for the acquisition (the "Acquisition") of 40.3 million shares of Common Stock held by Tyco Seller. On April 9, 2014, the Company paid $250,000 to Tyco Seller to redeem the shares, which were subsequently retired. The Company paid $2,000 of expenses related to the share redemption.
In a separate transaction on the same date, the CD&R Investor converted its Preferred Stock and accumulated Preferred Dividends into Common Stock. As of September 26, 2014, Common Stock is the Company’s sole issued and outstanding class of securities.
The Parent has no significant operations or assets other than its indirect ownership of the equity of AII. Accordingly, the Parent is dependent upon distributions from AII to fund its obligations. However, under the terms of the agreements governing AII’s borrowings, AII’s ability to pay dividends or lend to Atkore Holding or the Parent, is restricted. While certain exceptions to the paying dividends or lending funds restrictions exist, these restrictions have resulted in the restricted net assets (as defined in Rule 4-08(e)(3) of Regulation S-X) of the Company’s subsidiaries exceeding 25% of the consolidated net assets of the Company and its subsidiaries. Atkore Holding has no obligations to pay dividends to the Parent except to pay specified amounts to Parent in order to fund the payment of the Parent’s tax obligations.
2. Basis of Presentation
The accompanying condensed Parent only financial statements are required in accordance with Rule 4-08(e)(3) of Regulation S-X. The financial statements include the amounts of the Parent and its investment in its subsidiaries under the equity method, and does not present the financial statements of the Parent and its subsidiaries on a consolidated basis. Under the equity method, investment in its subsidiaries is stated at cost plus contributions and equity in undistributed income (loss) of subsidiary less distributions received since the date of acquisition. These condensed Parent only financial statements should be read in conjunction with the Atkore International Group Inc. consolidated financial statements and their accompanying notes.
3. Dividends and Distributions from Subsidiaries
The Company received distributions of $0, $882, and $252,765 from its subsidiaries for the years ended September 30, 2016, September 25, 2015 and September 26, 2014, respectively. The distributions received were used to repurchase shares of the Company’s Common Stock. These dividends were permissible under an exception to the net asset restrictions of the agreements governing AII’s borrowings, which allow for dividend payments from AII to AIH or the Parent for the purpose of repurchasing shares of Parent’s Common Stock.
4. Common Stock Split
On May 27, 2016, the Company filed a Certificate of Amendment to amend and restate the Company’s Certificate of Incorporation in the State of Delaware, effecting a 1.37-for-1 common stock split. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 1.37-for-1 common stock split.